INCOME TAXES	12 Months Ended
Mar. 31, 2013
INCOME TAXES
INCOME TAXES

13.       INCOME TAXES

Income from operations before income taxes and income taxes for the years ended March 31, 2011, 2012 and 2013, consist of the following components:

	Thousands of Yen
	2011	2012	2013
Income from operations before income taxes:
Domestic	¥996,687	¥2,312,763	¥993,179
Foreign	(6,085)	61,316	57,216
Total	¥990,602	¥2,374,079	¥1,050,395
Income taxes-current
Domestic	¥339,470	¥996,521	¥267,982
Foreign	45	14,819	29,417
Total	¥339,515	¥1,011,340	¥297,399
Income taxes-deferred
Domestic	¥(137,411)	¥(6,609)	¥142,028
Foreign	723	(1,290)	10,457
Total	¥(136,688)	¥(7,899)	¥152,485

For the years ended March 31, 2011, 2012 and 2013, ¥202,827 thousand, ¥1,003,441 thousand and ¥ 449,884 thousand were recorded as income tax expenses attributable to operations and ¥47,074 thousand, ¥20,656 thousand and ¥890 thousand were recognized as income tax expenses attributable to other comprehensive income, respectively.

The tax effects of temporary differences and operating loss carryforwards giving rise to deferred tax balances at March 31, 2012 and 2013 are as follows:

	Thousands of Yen
	2012		2013
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥44,381	¥—
Depreciation and amortization	10,856	8,893	11,441	52,209
Accrued municipal governments tax	59,057	—	12,088	—
Research and development cost for internal use software	3,053	—	1,224	—
Deferred revenue	13,537	—	5,911	—
Accrued bonus	25,657	—	29,473	—
Accrued vacation	5,196	—	14,215	—
Asset retirement obligations	6,274	—	7,344	—
Operating loss carryforwards	2,701	—	20,933	—
Accounts payable	—	—	27,472	—
Unrealized gain on available-for-sale securities	—	59,180	—	56,775
IPO costs	—	30,340	—	103,953
Unrealized foreign exchange gains	—	—	—	23,983
Others	13,509	6,576	20,699	11,425
Total	184,221	104,989	195,181	248,345
Valuation allowance	(801)	—	(22,856)	—
Total	¥183,420	¥104,989	¥172,325	¥248,345

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2012 and 2013.

For the year ended March 31, 2011, UBIC utilized operating loss carryforwards of ¥216,152 thousand to offset current taxable income. In addition, during the year ended March 31, 2011, the U.S. subsidiary filed a carryback claim and received a tax refund of ¥26,066 thousand related to operating losses.  For the years ended March 31, 2012 and 2013, the U.S. subsidiary utilized operating loss carryforwards of ¥18,705 thousand and ¥34,603 thousand, respectively, to offset current taxable income.

As of March 31, 2012 and 2013, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the subsidiaries in Japan and Asia, and was provided at the amounts which are considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥229,176	¥22,931	¥801
Additions	14,608	25	22,831
Deductions	(220,853)	(22,155)	(776)
Balance at end of year	¥22,931	¥801	¥22,856

As of March 31, 2013, the U.S. subsidiary, the South Korean and Taiwan subsidiaries, and a domestic subsidiary had operating loss carryforwards of ¥1,322 thousand, ¥85,936 thousand and ¥13,352 thousand, respectively. These operating loss carryforwards are available to offset future taxable income and will expire in March 31, 2020 for U.S. state taxes, March 31, 2023 for South Korean and Taiwan taxes and March 31, 2020 for Japanese income tax, respectively.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a statutory tax rate of approximately 40.69 percent, 40.69 percent and 38.01 percent for the years ended March 31, 2011, 2012 and 2013, respectively.

Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Thousands of Yen
	2011	2012	2013
Amount computed using normal Japanese statutory tax rate	¥403,076	¥966,013	¥399,255
Increase (decrease) in taxes resulting from:
Change in valuation allowance*	(206,069)	(22,130)	22,055
Share-based compensation expense	—	17,459	15,498
Officers’ remuneration not deductible for tax purpose	2,736	25,460	300
Others-net	3,084	16,639	12,776
Income tax expense as reported	¥202,827	¥1,003,441	¥449,884

*Change in valuation allowance for the year ended March 31, 2011 includes a decrease of ¥87,952 thousand in the valuation allowance of UBIC as of March 31, 2010 for the deferred tax assets arising from UBIC’s operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2012 includes a decrease of ¥6,227 thousand in the valuation allowance of the U.S. subsidiary as of March 31, 2011 for the deferred tax assets arising from the U.S. subsidiary operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2013 includes an increase of ¥20,091 thousand in the valuation allowance of the foreign subsidiaries in South Korea and Taiwan and a domestic subsidiary as of March 31, 2013 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2013.

Amendments to the Japanese tax regulations were enacted on December 2, 2011. As a result of these amendments, the corporate income tax rate decreased by 4.5 percent from 30 percent to 25.5 percent starting from the fiscal year beginning April 1, 2012. In addition, the combined statutory tax rate increased by a 10 percent surtax effective for the three years from April 1, 2012 to March 31, 2015.

Consequently, the combined statutory tax rate was 38.01 percent for the three years from April 1, 2012 to March 31, 2015 and 35.64 percent for the years beginning on or after April 1, 2015.